UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Christopher T. Winkler          Los Angeles, CA            5/14/2010
   --------------------------      ----------------------       ------------
          [Signature]                   [City, State]               Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             52
                                               -------------

Form 13F Information Table Value Total:          $2,869,278
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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                                               FORM 13F INFORMATION TABLE
               COLUMN 1          COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
                                                          VALUE      SHRS OR   SH/   PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)     PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACTIVISION BLIZZARD INC       COM             00507V109    24,529   2,033,900  SH             Sole       0     2,033,900  0      0
ADOBE SYS INC                 COM             00724F101    21,795     616,200  SH             Sole       0       616,200  0      0
AGNICO EAGLE MINES LTD        COM             008474108    31,654     568,600  SH             Sole       0       568,600  0      0
AMERIPRISE FINL INC           COM             03076C106   100,853   2,223,400  SH             Sole       0     2,223,400  0      0
APPLE INC                     COM             037833100   131,396     559,300  SH             Sole       0       559,300  0      0
ARCHER DANIELS MIDLAND CO     COM             039483102    60,187   2,082,600  SH             Sole       0     2,082,600  0      0
BOSTON SCIENTIFIC CORP        COM             101137107     1,593      45,526  SH    CALL     Sole       0        45,526  0      0
CANADIAN NAT RES LTD          COM             136385101    23,574     318,400  SH             Sole       0       318,400  0      0
CF INDS HLDGS INC             COM             125269100    84,506     926,800  SH             Sole       0       926,800  0      0
CHESAPEAKE ENERGY CORP        COM             165167107    11,236     475,300  SH             Sole       0       475,300  0      0
CHEVRON CORP NEW              COM             166764100    86,768   1,144,240  SH             Sole       0     1,144,240  0      0
CISCO SYS INC                 COM             17275R102    89,858   3,452,100  SH             Sole       0     3,452,100  0      0
CIT GROUP INC                 COM NEW         125581801    43,604   1,119,200  SH             Sole       0     1,119,200  0      0
COMCAST CORP NEW              CL A            20030N101    77,399   4,112,600  SH             Sole       0     4,112,600  0      0
COMCAST CORP NEW              CL A SPL        20030N200    76,346   4,248,500  SH             Sole       0     4,248,500  0      0
CON-WAY INC                   COM             205944101    22,824     649,886  SH             Sole       0       649,886  0      0
CVS CAREMARK CORPORATION      COM             126650100    96,087   2,628,200  SH             Sole       0     2,628,200  0      0
DEVON ENERGY CORP NEW         COM             25179M103    21,185     328,800  SH             Sole       0       328,800  0      0
E TRADE FINANCIAL CORP        COM             269246104    64,293  38,965,300  SH             Sole       0    38,965,300  0      0
EQUIFAX INC                   COM             294429105    10,980     306,700  SH             Sole       0       306,700  0      0
EXPEDIA INC DEL               COM             30212P105    12,595     504,600  SH             Sole       0       504,600  0      0
EXPRESS SCRIPTS INC           COM             302182100    43,126     423,800  SH             Sole       0       423,800  0      0
FIDELITY NATL INFORMATION SV  COM             31620M106    29,260   1,248,300  SH             Sole       0     1,248,300  0      0
GOODYEAR TIRE & RUBR CO       COM             382550101    12,742   1,008,053  SH             Sole       0     1,008,053  0      0
KRAFT FOODS INC               CL A            50075N104   131,989   4,364,700  SH             Sole       0     4,364,700  0      0
LOCKHEED MARTIN CORP          COM             539830109   103,393   1,242,400  SH             Sole       0     1,242,400  0      0
MARTIN MARIETTA MATLS INC     COM             573284106    21,088     252,400  SH             Sole       0       252,400  0      0
MCKESSON CORP                 COM             58155Q103   135,048   2,054,900  SH             Sole       0     2,054,900  0      0
MEMC ELECTR MATLS INC         COM             552715104    24,293   1,584,700  SH             Sole       0     1,584,700  0      0
MICRON TECHNOLOGY INC         COM             595112103    31,794   3,060,100  SH             Sole       0     3,060,100  0      0
MICROSOFT CORP                COM             594918104   130,853   4,470,541  SH             Sole       0     4,470,541  0      0
MOSAIC CO                     COM             61945A107    21,561     354,800  SH             Sole       0       354,800  0      0
MOTOROLA INC                  COM             620076109     8,147   1,160,502  SH             Sole       0     1,160,502  0      0
NAVISTAR INTL CORP NEW        COM             63934E108    44,313     990,673  SH             Sole       0       990,673  0      0
NEWMONT MINING CORP           COM             651639106    34,510     677,600  SH             Sole       0       677,600  0      0
NORTHROP GRUMMAN CORP         COM             666807102    45,073     687,400  SH             Sole       0       687,400  0      0
ORACLE CORP                   COM             68389X105   132,092   5,141,748  SH             Sole       0     5,141,748  0      0
PEPSICO INC                   COM             713448108    90,662   1,370,340  SH             Sole       0     1,370,340  0      0
PFIZER INC                    COM             717081103   121,094   7,060,850  SH             Sole       0     7,060,850  0      0
RADIOSHACK CORP               COM             750438103    21,046     930,000  SH             Sole       0       930,000  0      0
RANGE RES CORP                COM             75281A109    10,719     228,700  SH             Sole       0       228,700  0      0
RAYTHEON CO                   COM NEW         755111507    43,137     755,200  SH             Sole       0       755,200  0      0
RESEARCH IN MOTION LTD        COM             760975102    34,047     460,400  SH             Sole       0       460,400  0      0
SCHWAB CHARLES CORP NEW       COM             808513105    21,374   1,143,600  SH             Sole       0     1,143,600  0      0
SPDR GOLD TRUST               GOLD SHS        78463V107     6,565      19,400  SH    CALL     Sole       0        19,400  0      0
SPDR S&P 500 ETF TR           UNIT SER 1 S&P  78462F103    98,757     308,069  SH    PUT      Sole       0       308,069  0      0
SPRINT NEXTEL CORP            COM SER 1       852061100    53,289  14,023,525  SH             Sole       0    14,023,525  0      0
STAPLES INC                   COM             855030102    22,146     946,800  SH             Sole       0       946,800  0      0
STRAYER ED INC                COM             863236105    45,692     187,633  SH             Sole       0       187,633  0      0
SUNCOR ENERGY INC NEW         COM             867224107    22,420     689,000  SH             Sole       0       689,000  0      0
WILLIAMS COS INC DEL          COM             969457100   127,293   5,510,532  SH             Sole       0     5,510,532  0      0
YAHOO INC                     COM             984332106   108,493   6,563,398  SH             Sole       0     6,563,398  0      0
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